Investment properties (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Investment property
Opening amount			£ 20,827,000	£ 24,979,000
Depreciation charge	£ (70,000)	£ (89,000)	(135,000)	(187,000)
Closing amount	20,692,000	24,792,000	20,692,000	24,792,000
Cost / gross value
Investment property
Opening amount			32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount			(11,366,000)	(7,214,000)
Closing amount	£ (11,501,000)	£ (7,401,000)	(11,501,000)	£ (7,401,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount			£ 23,065,000